Financial Instruments and Risk Management - Schedule of Significant Exchange Rates (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Schedule of Significant Exchange Rates [Abstract]
Average rate	1.0808	1.081
Period-end spot rate	1.0705	1.0866